CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Interest and dividend income:
Loans, including fees		¥ 748,122	¥ 470,961
Investments:
Interest		42,293	26,458
Dividends		37,132	37,724
Trading account assets		189,435	109,477
Call loans and funds sold		2,263	779
Receivables under resale agreements and securities borrowing transactions		87,129	12,861
Deposits in other banks		134,632	25,841
Total interest and dividend income		1,241,006	684,101
Interest expense:
Deposits		265,849	34,732
Trading account liabilities		55,297	28,488
Call money and funds purchased		5,298	492
Payables under repurchase agreements and securities lending transactions		177,958	13,678
Other short-term borrowings		11,088	1,497
Long-term debt		110,453	81,114
Total interest expense		625,943	160,001
Net interest income		615,063	524,100
Provision (credit) for credit losses (Notes 3 and 5)		37,646	46,053
Net interest income after provision (credit) for credit losses		577,417	478,047
Noninterest income (Note 16):
Fee and commission income		448,744	474,916
Foreign exchange gains (losses)-net		128,897	21,708
Trading account gains (losses)-net		(851,080)	83,255
Investment gains (losses)-net:
Debt securities		8,057	(317)
Equity securities		(113,461)	135,070
Equity in earnings (losses) of equity method investees-net	[1]	(5,003)	16,541
Gains on disposal of premises and equipment	[1]	1,811	1,988
Other noninterest income	[2],[3]	168,254	29,234
Total noninterest income (loss)		(213,781)	762,395
Noninterest expenses:
Salaries and employee benefits		340,108	327,085
General and administrative expenses		339,648	294,259
Occupancy expenses		82,980	90,509
Fee and commission expenses		102,903	107,658
Provision (credit) for credit losses on off-balance-sheet instruments		5,590	(4,821)
Other noninterest expenses		55,019	42,552
Total noninterest expenses		926,248	857,242
Income (loss) before income tax expense (benefit)		(562,612)	383,200
Income tax expense (benefit) (Note 11)		(171,905)	39,622
Net income (loss)	[4]	(390,707)	343,578
Less: Net income (loss) attributable to noncontrolling interests		(11,830)	30,921
Net income (loss) attributable to MHFG shareholders		¥ (378,877)	¥ 312,657
Earnings per common share (Note 10):
Basic net income (loss) per common share		¥ (149.38)	¥ 123.24
Diluted net income (loss) per common share	[5]	(149.38)	123.24
Dividends per common share		¥ 42.5	¥ 40

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[3]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.
[4]	The amounts that have been reclassified out of Accumulated other comprehensive income (loss), net of tax into net income are presented in Note 8 “Accumulated other comprehensive income (loss), net of tax.”
[5]	For the six months ended September 30, 2022, the performance-based plan under the stock compensation programs could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share due to their antidilutive effects. In addition, for the six months ended September 30, 2022, the computation of diluted earnings per common share did not assume exercise of stock options, as the effect of such exercise would be antidilutive due to net loss.